Issued capital - Additional information (Details)			6 Months Ended	12 Months Ended
	Jan. 12, 2024 shares	Mar. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 $ / shares shares
Issued capital
Number of shares issued	681,620			0	0	25,000,000
Issue price per share | $ / shares						$ 0.01
Shares issued as Settlement of Transaction Expenses
Issued capital
Number of shares issued			171,569
Founder Shares | Common Class F
Issued capital
Par value of common stock per share | $ / shares		$ 0.0001
NETC
Issued capital
Number of shares issued upon conversion			29,291,884
Number of shares purchased			633,250
BCA, number of shares issued			3,000,000
Number of shares issued to sponsor as acceleration			1,500,000
Number of shares transferred to CAG			129,911
NETC | Equity Subscription Agreements
Issued capital
Number of shares issued upon conversion			3,315,700
NETC | Shares issued as Settlement of Transaction Expenses
Issued capital
Number of shares issued upon conversion			171,569
NETC | Founder Shares | Common Class F
Issued capital
Number of shares issued		8,625,000
Amount funded by NETC | $		$ 25,000
Management Equity Plan Shareholders
Issued capital
Number of shares issued			2,036,900
Employee
Issued capital
Number of shares issued			264,533
Legacy vast share holders
Issued capital
Number of shares issued			20,499,999
Legacy vast share holders | NETC
Issued capital
Number of shares issued upon conversion			20,499,999
AgCentral Energy
Issued capital
Number of shares issued				18,198,566
Number of shares cancelled			25,129,140
Issue price per share | $ / shares			$ 0.09
Nabors Lux and AgCentral Energy | Backstop Agreement
Issued capital
Number of shares issued			350,000
Nabors Lux and AgCentral Energy | Equity Subscription Agreements
Issued capital
Number of shares issued			1,715,686
Nabors Lux and AgCentral Energy | Senior Convertible Notes
Issued capital
Conversion of debt to equity			1,250,014
Other | NETC
Issued capital
Number of shares issued upon conversion			804,616